Organization and Summary of Significant Accounting Policies (Details Textual)	1 Months Ended		3 Months Ended					6 Months Ended		12 Months Ended
	Aug. 21, 2019 shares	Mar. 25, 2019 shares	Jun. 30, 2020 USD ($) Customers shares	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($) Customers	Mar. 31, 2019 shares	Mar. 31, 2018	Jun. 30, 2020 USD ($) Customers shares	Jun. 30, 2019 USD ($) Customers shares	Dec. 31, 2019 USD ($) Customers shares	Dec. 31, 2018 USD ($) Customers shares	Dec. 31, 2017 USD ($)	Oct. 30, 2017 shares
Organization and Summary of Significant Accounting Policies (Textual)
Common shares equivalents								24,381,679	19,436,262	18,817,702	21,134
Shares of common stock			5,009,508					5,009,508		3,619,658
Available securities value | $												$ 489,591
Deferred revenue | $			$ 86,689					$ 86,689		$ 145,474	$ 59,468
Deferred revenues placement services | $								83,189		124,274
Deferred revenue | $				$ 109,334				63,001
Deferred revenue thereafter | $								20,188		$ 14,940
Description of reverse stock split	The Company amended its Certificate of Incorporation to effect a one-for-80						One-for-50 to one-for-100
Average noncontrolling interest percentage, description										The average noncontrolling interest percentage in RGI was 10.04% for the three months ended March 31, 2019 and 6.66% for the year ended December 31, 2018. The change in percentage in 2019 and 2018 results from the issuance of RGI common stock upon the conversion of RGI preferred stock. There was no noncontrolling interest after the March 31, 2019 recapitalization.
Business Combinations, description										The Company records 100% of all assets and liabilities of the acquired business, including goodwill, generally at their fair values; contingent consideration, if any, is recognized at its fair value on the acquisition date and, for certain arrangements, changes in fair value are recognized in earnings until settlement and acquisition-related transaction and restructuring costs are expensed rather than treated as part of the cost of the acquisition.
Estimated economic lives										3 years
Bad debt expense | $								12,000		$ 23,500
Revenue, percentage										4.00%
Advertising and marketing costs | $			$ 15,068		$ 2,969			$ 40,311	$ 2,969	$ 120,559	$ 13,669
Common stock, shares authorized			250,000,000					250,000,000		250,000,000	31,250,000
Uninsured balances | $			$ 1,136,000					$ 1,136,000		$ 0
Revenue from international sources, percentage								2.00%	5.00%
Minimum [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Common stock, shares authorized			31,250,000					31,250,000
Maximum [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Common stock, shares authorized			250,000,000					250,000,000
Accounts Receivable [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Percentage of concentration credit risk			55.00%							47.00%	79.00%
Description of concentration risk percentage			More than 10%.							More than 10%.	More than 10%.
Number of customers | Customers			2					2		3	4
Allowance for doubtful accounts | $			$ 33,000					$ 33,000		$ 23,500	$ 0
Bad debt expense | $			$ 750		$ 0			$ 12,000	$ 0	$ 23,500	$ 0
Accounts Receivable [Member] | Customer One [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Percentage of concentration credit risk								42.00%		19.00%	24.00%
Accounts Receivable [Member] | Customer Two [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Percentage of concentration credit risk								13.00%		15.00%	22.00%
Accounts Receivable [Member] | Customer Three [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Percentage of concentration credit risk										13.00%	21.00%
Accounts Receivable [Member] | Customer Four [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Percentage of concentration credit risk											12.00%
Sales Revenue, Net [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Percentage of concentration credit risk								64.00%	53.00%	49.00%	23.00%
Description of concentration risk percentage								10% or more.	10% or more.
Number of customers | Customers			3		3			3	3	2	2
Sales Revenue, Net [Member] | Customer One [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Percentage of concentration credit risk								35.00%	25.00%	32.00%	12.00%
Sales Revenue, Net [Member] | Customer Two [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Percentage of concentration credit risk								15.00%	18.00%	17.00%	11.00%
Sales Revenue, Net [Member] | Customer Three [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Percentage of concentration credit risk								14.00%	10.00%
Marketing Services [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Deferred revenue recognition | $								$ 3,500		$ 21,200
Common Stock [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Percentage of common stock shares													98.00%
Shares of common stock	31,250,000	1,562,500											1,562,500
Description of reverse stock split										Effective August 21, 2019, the Company amended its Certificate of Incorporation to effect a one-for-80 reverse stock split of the Company's common stock. Additionally, the number of authorized shares of common stock was reduced to 31,250,000.
Series F Preferred Stock [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Number of preferred shares issued for conversion		200,000				200,000
Convertible into shares of common stock						2,500,000
Number of preferred shares issued						200,000
Number of shares issuable upon conversion						2,500,000
Series E Preferred Stock [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Number of preferred shares issued for conversion						775,000
Description of concentration risk percentage						As a result, the former shareholders of Pre-Merger Recruiter.com controlled approximately 90% of RGI’s outstanding common stock and in excess of 50% of the total voting power.
Convertible into shares of common stock						9,687,500